FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 1 | Money Market Funds | Digital Health Acquisition Corp.
FAIR VALUE MEASUREMENTS
Fair Value	$ 1,386,490	$ 1,368,637	$ 7,527,369